Interim condensed consolidated statement of changes in equity - COP ($) $ in Millions	Subscribed and paid-in capital After adoption of new standards IFRS	Subscribed and paid-in capital	Additional paid-in capital After adoption of new standards IFRS	Additional paid-in capital	Reserves After adoption of new standards IFRS	Reserves	Other comprehensive income After adoption of new standards IFRS	Other comprehensive income	Retained earnings Adoption of new standards	Retained earnings After adoption of new standards IFRS	Retained earnings	Total Adoption of new standards	Total After adoption of new standards IFRS	Total	Non-controlling interest After adoption of new standards IFRS	Non-controlling interest	Adoption of new standards	After adoption of new standards IFRS	Total
Opening balance at Dec. 31, 2021	$ 25,040,067	$ 25,040,067	$ 6,607,699	$ 6,607,699	$ 10,624,229	$ 10,624,229	$ 11,357,894	$ 11,357,894	$ 42,054	$ 14,901,712	$ 14,859,658	$ 42,054	$ 68,531,601	$ 68,489,547	$ 22,094,225	$ 22,094,225	$ 42,054	$ 90,625,826	$ 90,583,772
Net profit											24,770,909			24,770,909		2,759,916			27,530,825
Release of reserves						(5,886,441)					5,886,441
Dividends declared						(6,907,605)					(11,512,675)			(18,420,280)		(1,476,010)			(19,896,290)
Business combination																(238,839)			(238,839)
Restitution of capital and reserves																(84,822)			(84,822)
Appropriation of reserves, Legal						1,669,468					(1,669,468)
Appropriation of reserves ,Fiscal and statutory						509,082					(509,082)
Appropriation of reserves , Occasional						8,889,900					(8,889,900)
Gain (loss) on hedging instruments:
Cash flow hedge for future exports								(1,594,964)						(1,594,964)					(1,594,964)
Hedge of a net investment in a foreign operation								(3,555,396)						(3,555,396)		(88,334)			(3,643,730)
Cash flow hedge with derivative instruments								40,815						40,815		1,070			41,885
Financial instruments measured at fair value								(1,409)						(1,409)		(69)			(1,478)
Foreign currency translation								8,325,557						8,325,557		2,665,999			10,991,556
Actuarial gains (loss)								(1,038,042)						(1,038,042)		(2,130)			(1,040,172)
Closing balance at Sep. 30, 2022		25,040,067		6,607,699		8,898,633		13,534,455			22,977,937			77,058,791		25,631,006			102,689,797
Opening balance (Before adoption of new standards IFRS) at Dec. 31, 2022		25,040,067		6,607,699		8,898,633		15,796,719			29,811,809			86,154,927		27,748,162			113,903,089
Opening balance at Dec. 31, 2022																			113,903,089
Net profit											17,637,678			17,637,678		3,454,755			21,092,433
Release of reserves						(2,491,377)					2,491,377
Dividends declared											(24,382,200)			(24,382,200)		(2,317,979)			(26,700,179)
Restitution of capital and reserves																(24,070)			(24,070)
Appropriation of reserves, Legal						3,340,629					(3,340,629)
Appropriation of reserves ,Fiscal and statutory						509,082					(509,082)
Appropriation of reserves , Occasional						7,665,758					(7,665,758)
Gain (loss) on hedging instruments:
Cash flow hedge for future exports								2,279,981						2,279,981		(1,466)			2,278,515
Hedge of a net investment in a foreign operation								4,238,853						4,238,853		121,289			4,360,142
Cash flow hedge with derivative instruments								96,137						96,137		29,368			125,505
Financial instruments measured at fair value								(1,704)						(1,704)					(1,704)
Foreign currency translation								(10,448,473)						(10,448,473)		(3,303,370)			(13,751,843)
Actuarial gains (loss)								651,446						651,446		(8,699)			642,747
Closing balance at Sep. 30, 2023		$ 25,040,067		$ 6,607,699		$ 17,922,725		$ 12,612,959			$ 14,043,195			$ 76,226,645		$ 25,697,990			$ 101,924,635